Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2011
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Recent Accounting Pronouncements
(2) Recent Accounting Pronouncements
(a) Fair Value Measurement
On May 12, 2011, the FASB issued an update to the accounting standard on fair value measurement. The update amends certain fair value measurement guidance and expands disclosure requirements primarily for fair value measurements utilizing significant unobservable inputs (Level 3) and items not measured at fair value but for which fair value must be disclosed. This update is effective for interim and annual periods beginning after December 15, 2011. Management does not expect the adoption of the update to have a material impact on Federated's Consolidated Financial Statements.
(b) Comprehensive Income
In June and December 2011, the FASB issued updates to the accounting standard on the presentation of comprehensive income. The updates require presentation of the components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The updates, which do not modify the components of comprehensive income, are effective for interim and annual periods beginning after December 15, 2011. As the updates affect disclosure only, the adoption of the updates will not impact Federated’s Consolidated Financial Statements.
(c) Intangibles - Goodwill and Other
On September 15, 2011, the FASB issued an update to the accounting standard on intangibles. The update amends guidance on testing goodwill for impairment to permit a qualitative assessment prior to performance of the two-step impairment test. If the result of the qualitative assessment reveals that there are no indicators of impairment, a quantitative calculation would not be required. This update is effective for interim and annual periods beginning after December 15, 2011. Management does not expect the adoption of the update to impact Federated's Consolidated Financial Statements.